Income Taxes - Reconciliation of Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected federal income tax expense at statutory tax rate									$ 911	$ 679	$ 1,498
Effect of nontaxable interest income									(458)	(542)	(590)
Effect of nontaxable bank owned life insurance income									(114)	(104)	(120)
Effect of QSCAB credit									(109)	(220)	(220)
State taxes on income, net of federal benefit									59	10	73
Other tax credits									(80)	(80)	(80)
Non deductible expenses									65	56	83
Income tax expense (benefit)	$ 74	$ (23)	$ (212)	$ 435	$ (852)	$ 577	$ 214	$ (140)	$ 274	$ (201)	$ 644
Effective tax rate (benefit)									10.20%	(10.10%)	14.60%